Semiannual Report




November 30, 1997




INVESCO MONEY MARKET FUNDS

    Cash Reserves Fund
    U.S.Government Money Fund
    Tax-Free Money Fund





INVESCO FUNDS

Economic Overview                                                 December 1997

     Despite some volatility, 1997 has been a gratifying year for both stock and bond investors. Broad equity market averages are approaching a third year of double-digit returns, consumer confidence is running at historically high levels, the economy has been expanding for 80 months, inflation measured at the consumer level is non-existent, and interest rates remain low. Within this near-perfect economic environment, corporate earnings have thrived, as downsizing and corporate restructuring - along with improved worker productivity -- helped make U.S. companies the most efficient in the world. In fact, the S&P 500 operating earnings have increased at a double-digit rate for an unprecedented fifth consecutive year.(1)
    Although strong returns were produced in both the bond and equity markets over the last year, confusion over the direction of the economy has increased volatility in both markets. In the early spring of 1997, fears of inflation and an overheating economy encouraged the Federal Reserve Board to increase the Fed Fund's rate by 25 basis points -- causing an increase in interest rates and a contraction in the equity markets. In August, renewed inflation fears as well as concerns about corporate earnings again dampened investors' returns. In both cases, the markets quickly recovered and continued their upward trend.
     However, in the fall, U.S. equity markets experienced their first correction a decline in value of more than 10% from their highs - in more than seven years, as fears of slowing economies in the Asia/Pacific Rim region reignited worries about corporate earnings and the value of the domestic markets. Although stocks recovered their losses quickly, this correction was unusual because it marked the first time this year that the fate of bond and equity markets separated from each other.
     For the equity markets, the Asian currency crisis presented a problem for the U.S. economy and corporate earnings - producing an uncertain environment for equity prices. Conversely, the crisis benefited the fixed-income market as slowing Asian economies led to a reduction in the U.S. economic growth rate. Also, with Asian currencies devalued vis-a-vis the dollar, Asian products will be substantially cheaper for U.S. consumers. This should decrease inflationary pressures in our economy, which is another positive for the fixed-income market.
     As opinions vary on the domestic impact of the "Asian flu," it appears that the U.S. economy is still dominant worldwide, and remains fundamentally sound. Continued low interest rates, non-existent inflation, and the trend towards freer international trade bode well for the domestic economy. Consequently, the health of the economy appears strong, although volatility in the markets will likely continue.
                     -------------------------------------------

    INVESCO's money market funds are actively managed to seek high current income along with safety of principal. The funds seek to maintain a constant price per share of $1.00, although this cannot be guaranteed. Shares of the funds are not issued or guaranteed by the U.S. government. If you are interested in obtaining current yield information, please call 1-800-525-8085.

FUND MANAGEMENT
    Since 1993, U.S. Government Money Fund and Cash Reserves Fund have been managed by INVESCO Vice President Richard R. Hinderlie. He began his investment career in 1973, and has extensive experience in fixed-income analysis and portfolio management. Dick received his MBA from Arizona State University and BA in economics from Pacific Lutheran University. He is also manager of INVESCO U.S. Government Securities Fund and co-manager of INVESCO Short-Term Bond Fund.
    INVESCO Vice President Ingeborg S. Cosby has managed Tax-Free Money Fund since 1992. She launched her investment career in 1982 as a portfolio manager assistant with First Affiliated Securities. Inge joined INVESCO's fixed-income management group in 1985.

(1)The S&P 500 is an unmanaged index considered representative of the broad U.S. stock market.

INVESCO Money Market Funds, Inc.
STATEMENT OF INVESTMENT SECURITIES
November 30, 1997
UNAUDITED

                                                Effective
                                                 Interest         Principal
Description                                        Rate %            Amount             Value
---------------------------------------------------------------------------------------------
CASH RESERVES Fund
SHORT-TERM INVESTMENTS 100.00%
US Government Agency Obligations 5.25%
Student Loan Marketing Association
   1/13/1999~                                        5.48       $25,000,000       $25,000,000
   2/8/1999~                                         5.48        12,750,000        12,750,000
                                                                                 ------------
TOTAL US GOVERNMENT AGENCY OBLIGATIONS
   (Cost $37,750,000)                                                              37,750,000
                                                                                 ------------
Commercial Paper 94.75%
AUTOMOBILES 8.69%
Ford Motor Credit, 12/1/1997                         5.62        25,000,000        25,000,000
General Motors Acceptance
   12/1/1997                                         5.64         3,000,000         3,000,000
   12/12/1997                                        5.68         2,000,000         2,000,000
   12/29/1997                                        5.66        10,000,000        10,000,000
   12/30/1997                                        5.66        15,000,000        15,000,000
   12/31/1997                                        5.65         5,500,000         5,500,000
   2/13/1998                                         5.90         2,000,000         2,000,000
                                                                                 ------------
                                                                                   62,500,000
                                                                                 ------------
CONSUMER FINANCE 8.34%
American Express Credit
   12/22/1997                                        5.66         5,000,000         5,000,000
   12/26/1997                                        5.66         5,000,000         5,000,000
Beneficial Corp
   12/10/1997                                        5.65        10,000,000        10,000,000
   12/11/1997                                        5.65        10,000,000        10,000,000
Household Finance
   12/23/1997                                        5.65        15,000,000        15,000,000
   2/17/1998                                         5.84        15,000,000        15,000,000
                                                                                 ------------
                                                                                   60,000,000
                                                                                 ------------
ELECTRIC UTILITIES 0.69%
National Rural Utilities Cooperative
   Finance, 12/9/1997                                5.63         5,000,000         4,993,836
ELECTRICAL EQUIPMENT   9.04%
General Electric
   12/17/1997                                        5.67        11,000,000        11,000,000
   12/18/1997                                        5.70         4,000,000         4,000,000
   12/19/1997                                        5.67         4,000,000         4,000,000
   12/26/1997                                        5.67         6,000,000         6,000,000



General Electric Capital Services
   12/18/1997                                        5.70         8,000,000         8,000,000
   12/22/1997                                        5.67        10,000,000        10,000,000
   12/31/1997                                        5.66        22,000,000        22,000,000
                                                                                 ------------
                                                                                   65,000,000
                                                                                 ------------
FINANCIAL 23.55%
American General Finance
   12/1/1997                                         5.64         4,500,000         4,500,000
   1/28/1998                                         5.84        30,000,000        30,000,000
   2/11/1998                                         5.85         3,500,000         3,500,000
Associates Corp of North America
   12/1/1997                                         5.81         7,811,000         7,811,000
   12/1/1997                                         5.70        17,045,000        17,045,000
General Electric Capital
   12/16/1997                                        5.66        10,000,000        10,000,000
   12/18/1997                                        5.70         2,000,000         2,000,000
   12/24/1997                                        5.66        15,000,000        15,000,000
   2/11/1998                                         5.85        10,000,000        10,000,000
Heller Financial
   12/16/1997                                        5.73        10,000,000        10,000,000
   12/17/1997                                        5.73        12,000,000        12,000,000
   12/19/1997                                        5.72         2,000,000         2,000,000
   12/31/1997                                        5.72         8,000,000         8,000,000
Transamerica Finance
   12/3/1997                                         5.66        20,000,000        19,993,804
   12/8/1997                                         5.65         7,500,000         7,491,884
   12/9/1997                                         5.65        10,000,000         9,987,633
                                                                                 ------------
                                                                                  169,329,321
                                                                                 ------------
INSURANCE 10.95%
CIGNA Corp
   12/1/1997                                         5.62         2,000,000         2,000,000
   12/26/1997                                        5.71         5,000,000         5,000,000
   12/30/1997                                        5.67         2,000,000         2,000,000
   12/31/1997                                        5.76        12,264,000        12,264,000
Prudential Funding,
   1/14/1998                                         5.83        25,000,000        25,000,000
SAFECO Credit
   12/1/1997                                         5.66         2,615,000         2,615,000
   12/18/1997                                        5.75        15,000,000        14,959,941
   12/19/1997                                        5.75        10,000,000         9,971,723
   1/30/1998                                         5.93         5,000,000         4,951,725
                                                                                 ------------
                                                                                   78,762,389
                                                                                 ------------
INVESTMENT BANK/BROKER FIRM 16.36%
Bear Stearns
   12/4/1997                                         5.67        10,000,000         9,995,345
   12/5/1997                                         5.67        10,000,000         9,993,794
   12/8/1997                                         5.64        15,000,000        14,983,789
Credit Suisse First Boston




   1/26/1998                                         5.84        17,500,000        17,344,686
   2/25/1998                                         5.84        17,500,000        17,262,319
Merrill Lynch & Co
   12/2/1997                                         5.66           650,000           649,899
   12/9/1997                                         5.68         2,750,000         2,746,580
   12/15/1997                                        5.68        15,000,000        14,967,401
   2/17/1998                                         5.85        15,000,000        14,814,724
Morgan Stanley Dean Witter
   Discover & Co,
   1/20/1998                                         5.84        15,000,000        14,881,024
                                                                                 ------------
                                                                                  117,639,561
                                                                                 ------------
RETAIL 6.98%
Penney (J C) Funding,
   1/30/1998                                         5.84        10,000,000         9,904,956
Sears Roebuck Acceptance
   12/1/1997                                         5.62         4,000,000         4,000,000
   12/12/1997                                        5.66        13,500,000        13,500,000
   12/16/1997                                        5.68        15,000,000        15,000,000
   12/19/1997                                        5.72         4,750,000         4,750,000
   12/29/1997                                        5.64         3,000,000         3,000,000
                                                                                 ------------
                                                                                   50,154,956
                                                                                 ------------

SERVICES 10.15%
Hertz Corp
   12/22/1997                                        5.65        15,000,000        15,000,000
   12/23/1997                                        5.65        10,000,000        10,000,000
   12/24/1997                                        5.65         8,000,000         8,000,000
PHH Corp
   12/2/1997                                         5.62        10,000,000         9,998,460
   12/3/1997                                         5.62        10,000,000         9,996,920
   12/11/1997                                        5.68         5,000,000         4,992,227
   12/15/1997                                        5.63        10,000,000         9,978,440
   12/17/1997                                        5.65         5,000,000         4,987,649
                                                                                 ------------
                                                                                   72,953,696
                                                                                 ------------
TOTAL COMMERCIAL PAPER
   (Cost $681,333,759)                                                            681,333,759
                                                                                 ------------
TOTAL INVESTMENT SECURITIES AT VALUE
   100.00% (Cost $719,083,759#)                                                  $719,083,759
                                                                                 ============

TAX-FREE MONEY Fund
SHORT-TERM INVESTMENTS 100.00%
ALABAMA 0.74%
Univ of Alabama Brd of Trustees, FR,
   Gen Fee Rev, Univ of Alabama,
   Series 1997, 6/1/1998                             3.83       $ 370,000        $    370,270
                                                                                 ------------





ALASKA 0.36%
Fairbanks North Star Borough, Alaska,
   FR, Gen Oblig, Series 1988R, 3/1/2006~            3.84           175,000           179,932
                                                                                 ------------
ARIZONA 1.36%
Arizona Hlth Facils Auth (Arizona Vol
   Hosp Fedn), AR, Mode Bonds,
   1985 Series A, 10/1/2015~                         3.00           480,000           480,000
Arizona Transn Brd (Maricopa Cnty
   Regl Area Road), FR, Transn Excise
   Tax Rev, 1992 Series A, 7/1/1998                  3.90           100,000           100,568
Tucson, Arizona, FR, Gen Oblig Current
   Int Ref, Series 1993, 7/1/1998                    4.00           100,000           102,337
                                                                                 ------------
                                                                                      682,905
                                                                                 ------------
ARKANSAS 1.00%
Crosset, Arkansas (Gerogia-Pac Corp
   Proj), A/FR, PCR Ref, Series 1991,
   10/1/1998                                         3.15           500,000           500,000
                                                                                 ------------
CALIFORNIA 1.20%
Los Angeles Regl Airports Impt,
   California (America Airlines/
   Los Angeles Intl Airport), Facils
   Sublease FDR, Issue 1984, Series D,
   12/1/2024~                                        4.05           600,000           600,000
                                                                                 ------------
COLORADO 3.45%
Centennial Wtr & Santn Dist, Colorado
   (Douglas Cnty), FR, Gen Oblig Wtr
   & Swr Ref, Series 1992A, 12/1/1997                3.19           500,000           500,000
Colorado Student Oblig Bond Auth
   (Student Ln Marketing Assn), VR,
   Student Ln Rev, 1993 Series C-2,
   9/1/2002~+                                        3.45         1,100,000         1,100,000
Lewis-Palmer Cons School Dist #38,
   Colorado (El Paso Cnty), FR,
   Gen Oblig Ref and Impt, Series 1996A,
   12/1/1997                                         3.71           130,000           130,000
                                                                                 ------------
                                                                                    1,730,000
                                                                                 ------------
DELAWARE 3.99%
Delaware Econ Dev Auth (Delaware
   Clean Pwr Proj), AR, IDR,
   Series 1997C, 8/1/2029~                           3.80         2,000,000         2,000,000
                                                                                 ------------
FLORIDA 4.26%
Florida State Brd Ed, FR, Pub Ed
   Cap Outlay Ref, Series 1987-B1,
   6/1/1998                                          3.74           215,000           223,517




Pasco Cnty School Brd, Florida, VR,
   Ctfs of Participation, Series 1996,
   8/1/2026~                                         4.10         1,000,000         1,000,000
St Lucie Cnty, Florida (Savannah
   Hosp Proj), FRD, IDR, Series 1985,
   11/1/2015~                                        3.25           910,000           910,000
                                                                                 ------------
                                                                                    2,133,517
                                                                                 ------------
GEORGIA 8.29%
DeKalb Cnty Hosp Auth, Georgia
   (DeKalb Med Ctr Proj), AR, RAC,
   Series 1993B, 9/1/2009~                           3.15         1,145,000         1,145,000
DeKalb Private Hosp Auth, Georgia
   (Egleston Children's Hosp at Emory
   Univ Proj), VRD, RAC, Series 1994B,
   12/1/2017~                                        3.10           500,000           500,000
Macon-Bibb Cnty Hosp Auth, Georgia
   (Med Ctr of Cent Georgia), AR, RAC,
   Series 1994, 4/1/2007~                            3.15         1,645,000         1,645,000
Peach Cnty School Dist, Georgia, FR,
   Gen Oblig School Bonds, Series 1994,
   2/1/1998                                          3.74           365,000           366,147
Savannah Econ Dev Auth, Georgia
   (Home Depot Proj), AR, Exmp Facil Rev,
   Series 1995B, 8/1/2025~                           3.25           500,000           500,000
                                                                                 ------------
                                                                                    4,156,147
                                                                                 ------------
ILLINOIS 4.67%
Chicago, Illinois, AR, Gen Oblig
   Tender Notes, Series 1997, 1/31/1999~             3.65           500,000           500,000
Illinois Dev Fin Auth (6 West Hubbard
   Street Proj), F/FR, IDR, Series 1986,
   12/1/2016~                                        3.90           890,000           890,000
Illinois Dev Fin Auth (Kindlon
   Partners Proj), VR, Indl Proj Rev,
   Series 1991, 5/1/2006~                            3.40           700,000           700,000
Illinois Hlth Facils Auth (Sherman
   Hlth Systems), FR, Rev, Series 1997,
   8/1/1998                                          3.95           250,000           250,000
                                                                                 ------------
                                                                                    2,340,000
                                                                                 ------------
INDIANA 6.39%
Daviess Cnty, Indiana (Perdue Farms/
   Shenandoah Valley Farms Facil),
   V/FRD, Econ Dev Rev, 1987 Issue,
   9/1/2007~                                         3.80         1,500,000         1,500,000
Gary, Indiana (US Steel Proj), FRD,
   Environmental Impt Rev Ref,
   Series 1984, 7/15/2002~                           3.60         1,000,000         1,000,000
Indiana Toll Road Commn, FR, East-West
   Toll Road Rev, 1980 Series, 1/1/2000~             3.84           200,000           201,004




Newton Cnty, Indiana (Intec Group Proj),
   A/FR, Econ Dev Rev, Series 1994,
   9/1/2010~                                         3.40           500,000           500,000
                                                                                 ------------
                                                                                    3,201,004
                                                                                 ------------
KANSAS 3.19%
Fairway, Kansas (Nichols (J C) Co Proj),
   FRD, Indl Rev, Series 1984,
   11/1/2014~                                        3.90           500,000           500,000
Kansas City, Kansas (PQ Corp-Kansas
   City Proj), AR, Indl Ref Rev,
   Series 1985, 8/1/2015~                            3.70           600,000           600,000
Spring Hill, Kansas (Abrasive Engr
   & Mfg Proj), VR, Indl Rev,
   Series 1996, 9/1/2016~                            3.40           500,000           500,000
                                                                                 ------------
                                                                                    1,600,000
                                                                                 ------------
KENTUCKY 0.76%
Danville, Kentucky (Kentucky Muni
   League Pooled Lease Fing Prog), FR,
   Multi-City Lease Rev Ref,
   Series 1997, 4/1/1998                             3.96           380,000           380,174
                                                                                 ------------
LOUISIANA 3.49%
Louisiana, FR, Gen Oblig Ref,
   Series 1987-A, 8/1/1998                           3.89           170,000           173,203
   Series 1993-A, 8/1/1998                           4.03           100,000           100,434
   Series 1993-B, 8/1/1998                           4.03           200,000           200,836
Louisiana Pub Facils Auth (Touro
   Infirmary Proj), FR, Hosp Rev Ref,
   Series 1988A, 6/1/2009~                           3.77           175,000           182,039
Louisiana Recovery Dist, Sales Tax
   Ref, FR, Series 1992, 7/1/1998                    3.93           350,000           353,686
Louisiana Recovery Dist, Sales Tax
   Rev, VR, Series 1988, 7/1/1998                    3.90           735,000           736,784
                                                                                 ------------
                                                                                    1,746,982
                                                                                 ------------
MASSACHUSETTS 0.20%
Massachusetts Hlth & Edl Facils Auth
   (Cap Asset Prog), FR, Rev,
   Series G-2, 7/1/1998                              4.10           100,000           101,594
                                                                                 ------------
MINNESOTA 1.02%
Southern Minnesota Muni Pwr Agency,
   FR, Pwr Supply System Rev,
   Series 1988A, 1/1/2018~                           3.74           500,000           511,799
                                                                                 ------------
MISSOURI 2.02%
Columbia, Missouri, VR, Special Oblig
   Insured Reserve, Series 1988A,
   6/1/2008~                                         3.10           500,000           500,000





Kansas City School Dist Bldg,
   Missouri (Cap Impts Proj), FR,
   Insured Leasehold Rev, Series 1988A,
   2/1/2008~                                         3.70           500,000           513,422
                                                                                 ------------
                                                                                    1,013,422
                                                                                 ------------
NEBRASKA 0.91%
Hamilton Cnty, Nebraska (Iams Co Proj),
   VR, IDR Ref, Series 1990, 7/1/2005~               3.24           455,000           455,000
                                                                                 ------------
NEVADA 2.25%
Clark Cnty, Nevada, AR, Airport System
   Ref Rev, Series 1993A, 7/1/2012~                  3.60         1,000,000         1,000,000
Reno, Nevada, FR, Gen Oblig Ltd
   Tax Street Ref, Series 1997B,
   5/1/1998                                          4.05           130,000           130,000
                                                                                 ------------
                                                                                    1,130,000
                                                                                 ------------
NEW JERSEY 4.59%
New Jersey Econ Dev Auth (Genlyte
   Camden Cnty Proj), AR, IDR Ref,
   Series 1990, 12/19/2009~                          3.60         2,300,000         2,300,000
                                                                                 ------------
NEW MEXICO 2.01%
Gallup-McKinley Cnty School Dist #1,
   New Mexico, FR, Gen Oblig School
   Bldg, Series August 1, 1997,
   8/1/1998                                          4.05           500,000           506,811
New Mexico State Hwy Commn, AR,
   Sub Tax Lien Hwy Rev,
   Series 1996, 6/15/2011~                           3.70           500,000           500,000
                                                                                 ------------
                                                                                    1,006,811
                                                                                 ------------
NEW YORK 3.79%
Monroe Cnty Indl Dev Agency, New York
   (Ron Ink Proj), VR, IDR, Series 1996,
   7/1/2013~                                         3.60         1,600,000         1,600,000
New York Thruway Auth, FR, Hwy &
   Bridge Trust Fund, Series 1995A,
   4/1/1998                                          3.73           300,000           301,253
                                                                                 ------------
                                                                                    1,901,253
                                                                                 ------------
NORTH CAROLINA 1.83%
Gaston Cnty, North Carolina
   (Pub Facils Proj), FR, Ctfs of
   Participation, Series 1997, 12/1/1997             3.75           420,000           420,000
North Carolina Edl Facils Fin Agency
   (Bowman Gray School of Medicine Proj),
   VR, Rev, Series 1990, 9/1/2020~                   3.10           500,000           500,000
                                                                                 ------------
                                                                                      920,000
                                                                                 ------------




PENNSYLVANIA 3.39%
Delaware Valley Regl Fin Auth,
   Pennsylvania, AR, Loc Govt Rev,
   Series 1985D, 12/1/2020~+                         4.15           700,000           700,000
Emmaus Gen Auth, Pennsylvania
   (Pennsylvania VR Ln Proj), VRD,
   Series 1996, 12/1/2028~                           3.75         1,000,000         1,000,000
                                                                                 ------------
                                                                                    1,700,000
                                                                                 ------------
SOUTH CAROLINA 1.20%
Anderson Cnty, South Carolina (Belton
   Inds Proj), AR, Indl Rev,
   Series 1991A, 7/1/2004~                           3.40           600,000           600,000
                                                                                 ------------
TENNESSEE 1.80%
Greeneville Hlth & Edl Facils Brd,
   Tennessee (Laughlin Mem Hosp Proj),
   VRD, Rev, Series 1992, 10/1/2014~                 3.15           900,000           900,000
                                                                                 ------------
TEXAS 23.52%
Aldine Indpt School Dist, Texas
   (Harris Cnty), FR, Gen Oblig Unltd
   Tax Schoolhouse Bonds, Series 1992,
   2/15/1998                                         3.70           160,000           161,116
Allen Indpt School Dist, Texas
   (Collin City), FR, Pub Ppty Fin
   Contractual Oblig, Series 1997,
   2/15/1998                                         3.85           270,000           270,930
Azle Indpt School Dist, Texas
   (Tarrant, Parker & Wise Ctys), FR,
   Unltd Tax Ref, Series 1997C,
   2/15/1998                                         3.85           590,000           590,000
Coastal Wtr Auth, Texas, FR, Wtr
   Conveyance System Rev, 12/15/2017~                3.71           130,000           130,219
Collin Cnty Cmnty College Dist, Texas,
   FR, Consolidated Fund Rev,
   Series 1997, 2/1/1998                             4.09           160,000           160,651
Corpus Christi Jr College Dist,
   Texas (Del Mar College, Nueces Cnty),
   FR, Combined Fee Rev, Series 1997,
   8/15/1998                                         4.06           475,000           483,954
Eagle Pass Indpt School Dist, Texas
   (Maverick Cnty), FR, School Bldg
   Unltd Tax, Series 1997, 8/15/1998~~               3.80           700,000           712,831
Grapevine Indl Dev, Texas (American
   Airlines Proj), VR, Multiple Mode
   Rev, 1984, Series A-2, 12/1/2024~                 3.75           400,000           400,000
   Series A-4, 12/1/2024~                            3.80           700,000           700,000
   Series B-2, 12/1/2024~                            3.80           700,000           700,000
   Series B-3, 12/1/2024~                            3.75           500,000           500,000
Greenville, Texas (Hunt Cnty), FR,
   Wtrwks & Swr System Rev Ref,
   Series 1997, 2/15/1998~~                          3.80           500,000           500,395





Harris Cnty, Texas, A/FR, Toll Road
   Multiple Mode, Sr Lien Rev,
   Series 1985C, 8/15/2000~                          3.95           250,000           259,227
Harris Cnty Hlth Facils Dev, Texas
   (Sisters of Charity of the
   Incarnate Word), UPDATES,
   Series 1985, 1/1/2015~                            3.80         1,000,000         1,000,000
Houston, Texas, FR, Swr System Impt
   Rev, Series 1984, 10/1/2008~                      3.95           215,000           225,105
Houston, Texas, FR, Wtr & Swr System
   Prior Lien Rev Exchange,
   Series 1987, 12/1/2017~                           3.71           175,000           178,500
Houston Pub Impt, Texas, FR, Gen
   Oblig, Series 1988, 3/1/1999~                     3.71           325,000           327,566
Lone Star Airport Impt Auth, Texas
   (American Airlines Proj), V/FRD,
   Multiple Mode Rev, 1984, Series A-4,
   12/1/2014~                                        3.80           800,000           800,000
   Series A-5, 12/1/2014~                            3.90           300,000           300,000
   Series B-4, 12/1/2014~                            4.05           700,000           700,000
   Series B-5, 12/1/2014~                            3.55           500,000           500,000
Lucas, Texas (Collin Cnty), FR,
   Combination Tax & Ltd Plg Rev,
   Ctfs of Oblig, Series 1997,
   2/1/1998                                          3.97           145,000           145,636
Mansfield, Texas (Tarrant, Johnson
   & Ellis Cntys), FR, Gen Oblig,
   Series 1997, 2/15/1998                            3.90           125,000           125,901
Nueces River Auth, Texas (Reynolds
   Metals Proj), PCR Ref, DATES,
   Series 1985, 12/1/1999~                           4.20           200,000           200,000
Socorro Indpt School Dist, Texas
   (El Paso Cnty), FR, Unltd Tax Ref &
   School Bldg, Series 1986, 9/1/1998                3.94           200,000           205,384
Texas, FR, TRAN, Series 1997A,
   8/31/1998                                         3.83         1,500,000         1,509,686
                                                                                 ------------
                                                                                   11,787,101
                                                                                 ------------
UTAH 2.00%
Alpine School Dist Brd of Ed, Utah,
   FR, Gen Oblig Ref,
   Series 1990, 3/15/1998                            3.74           500,000           504,069
Tremonton City, Box Elder Cnty, Utah
   (La-Z-Boy Chair Proj), VDR, IDR,
   Series 1990, 6/1/2000~                            3.60           500,000           500,000
                                                                                 ------------
                                                                                    1,004,069
                                                                                 ------------
WASHINGTON 0.82%
Tacoma, Washington, FR, Elec System
   Rev, Series 1988, 1/1/2005~                       3.99           400,000           409,277
                                                                                 ------------
WISCONSIN 5.50%





Wisconsin, FR, Gen Oblig,
   1990 Series A, 5/1/2008~                          3.74           825,000           841,834
   1994 Series B, 5/1/1998                           3.85           295,000           296,069
Wisconsin Hlth & Edl Facils Auth
   (Wheaton Franciscan Svcs System),
   VRD, Rev, Series 1997, 8/15/2016~                 3.90         1,100,000         1,100,000
Wisconsin Hlth Facils Auth
   (Franciscan Hlth Care-System Fing),
   VRD, Series 1985A-1, 1/1/2016~                    3.85           520,000           520,000
                                                                                 ------------
                                                                                    2,757,903
                                                                                 ------------
TOTAL INVESTMENT SECURITIES AT
   VALUE 100.00%
   (Cost $50,119,160#)                                                            $50,119,160
                                                                                 ------------
U.S. GOVERNMENT MONEY Fund
SHORT-TERM INVESTMENTS 100.00%
US Government Agency Obligations 92.07%
Federal Farm Credit Bank, 12/30/1997                 5.56         5,000,000       $ 4,978,029
Federal Home Loan Mortgage 2/1/1997                  5.53        10,000,000        10,000,000
   12/11/1997                                        5.58         8,400,000         8,387,176
   12/17/1997                                        5.59         7,000,000         6,982,902
   12/22/1997                                        5.61         7,500,000         7,475,893
   12/31/1997                                        5.61        25,000,000        24,885,475
Federal National Mortgage
   Association, 12/29/1997                           5.58         4,000,000         3,982,947
Student Loan Marketing
   Association, 1/13/1999~                           5.49         5,000,000         5,000,000
                                                                                 ------------
TOTAL US GOVERNMENT AGENCY
   OBLIGATIONS (Cost $71,692,422)                                                  71,692,422
                                                                                 ------------
Repurchase Agreements 7.93%
Repurchase Agreement with State
   Street Bank & Trust Co dated 11/28/1997 due 12/1/1997 at 5.550%,  repurchased at $6,177,952  (Collateralized by US Treasury Bonds due 2/15/2015 at 11.250%,
   value
   $6,303,538) (Cost $6,177,000)                                  6,177,000         6,177,000
                                                                                 ------------
TOTAL INVESTMENT SECURITIES AT
   VALUE 100.00%
   (Cost $77,869,422#)                                                            $77,869,422
                                                                                 ============


The following abbreviations may be used in portfolio descriptions:
A/FR*     -  Adjustable/Fixed Rate              MAVRIC*- Multi-Mode and Variable Rate
ACES*     -  Adjustable Convertible Extendable           Investment Certificates
             Securities                         PCR    - Pollution Control Revenue
AR*       -  Adjustable Rate                    RAC    - Revenue Anticipation Certificates
ARD*      -  Adjustable Rate Demand             RAN    - Revenue Anticipation Notes




ATS*      -  Adjustable Tender Securities       TAN      -  Tax Anticipation Notes
BAN       -  Bond Anticipation Notes            TEAMS*   -  Tax-Exempt Adjustable Mode
DATES*    -  Daily Adjustable Tax-Exempt                    Securities
             Securities                         TECP     -  Tax-Exempt Commercial Paper
FDR*      -  Flexible Demand Revenue            TRAN     -  Tax & Revenue Anticipation Notes
F/FR      -  Floating/Fixed Rate                UPDATES* -  Unit Priced Demand Tax-Exempt
FR        -  Fixed Rate                                     Securities
FRD*      -  Floating Rate Demand               V/FRD*   -  Variable/Fixed Rate Demand
GAN       -  Grant Anticipation Notes           VR*      -  Variable Rate
IDR       -  Industrial Development Revenue     VRD*     -  Variable Rate Demand

* Rate is subject to change.  Rate shown reflects current rate.

~ All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

# Also represents cost  for income tax purposes.

+ Security has been designated as collateral for when-issued (W/I) securities.

~~ Security is a when-issued (W/I) security.

See Notes to Financial Statements


INVESCO Money Market Funds, Inc.
STATEMENT OF ASSETS AND LIABILITIES
November 30, 1997
UNAUDITED

                                               Cash             Tax-Free      U.S. Government
                                           Reserves                Money                Money
                                               Fund                 Fund                 Fund
                                       ------------------------------------------------------
Investment Securities:
   At Cost~                            $719,083,759          $50,119,160          $77,869,422
                                       ======================================================
   At Value~                           $719,083,759          $50,119,160          $77,869,422
Cash                                              0               68,522               13,382
Receivables:
   Fund Shares Sold                      15,177,355              614,346              411,326
   Interest                               2,322,826              386,079               39,183
Prepaid Expenses and
   Other Assets                             208,472              110,158              152,626
                                       ------------------------------------------------------
TOTAL ASSETS                            736,792,412           51,298,265           78,485,939
                                       ------------------------------------------------------
LIABILITIES
Payables:
   Custodian                                879,515                    0                    0
   Distributions to
   Shareholders                              41,271                4,580                3,620
   Investment Securities
   Purchased                                      0            1,222,252                    0
   Fund Shares Repurchased               22,148,698              974,921            5,634,978
Accrued Expenses and Other
   Payables                                  66,446                7,282                6,797
                                       ------------------------------------------------------
TOTAL LIABILITIES                        23,135,930            2,209,035            5,645,395
                                       ------------------------------------------------------
Net Assets at Value*                   $713,656,482          $49,089,230          $72,840,544
                                       ======================================================
Shares Outstanding                      713,656,482           49,089,230           72,840,544
Net Asset Value,
   Offering and Redemption
   Price per Share                            $1.00                $1.00                $1.00
                                       ======================================================

~ Investment securities at cost and value at November 30, 1997 include a repurchase agreement of $6,177,000 for U.S. Government Money Fund.

* The Fund has ten billion authorized shares of common stock, par value $0.01 per share. Of such shares, five billion, one billion and one billion have been allocated to Cash Reserves, Tax-Free Money and U.S. Government Money Funds, respectively. Each Fund's paid-in capital was $713,656,482, $49,089,230 and $72,840,544, respectively.

See Notes to Financial Statements


INVESCO Money Market Funds, Inc.
STATEMENT OF OPERATIONS
Six Months Ended November 30, 1997
UNAUDITED


                                               Cash             Tax-Free      U.S. Government
                                           Reserves                Money                Money
                                               Fund                 Fund                 Fund
                                       ------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                         $19,241,406             $875,402           $2,120,979
                                       ------------------------------------------------------
EXPENSES
Investment Advisory Fees                  1,422,224              116,833              191,620
Transfer Agent Fees                       1,388,244               77,487              154,357
Administrative Fees                          56,139                8,478               10,722
Custodian Fees and Expenses                  66,649                6,744                8,647
Directors' Fees and Expenses                 27,648                6,215                7,152
Professional Fees and Expenses               22,689               10,764                7,462
Registration Fees and Expenses               74,405               20,084               36,284
Reports to Shareholders                      87,652                4,870                5,373
Other Expenses                               11,336                5,360                5,051
                                       ------------------------------------------------------
   TOTAL EXPENSES                         3,156,986              256,835              426,668
   Fees and Expenses Absorbed
   by Investment Adviser                   (88,525)             (78,668)             (95,424)
   Fees and Expenses Paid
   Indirectly                               (6,000)              (1,445)              (1,618)
                                       ------------------------------------------------------
   NET EXPENSES                           3,062,461              176,722              329,626
                                       ------------------------------------------------------
Net Investment Income
   and Net Increase
   in Net Assets from
   Operations                           $16,178,945             $698,680           $1,791,353
                                       ======================================================

See Notes to Financial Statements


INVESCO Money Market Funds, Inc.
Statement of Changes in Net Assets


                                                Cash Reserves              Tax-Free                       U.S. Government
                                                   Fund                   Money Fund                        Money Fund

                                      Six Months           Year     Six Months           Year     Six Months           Year
                                           Ended          Ended          Ended          Ended          Ended          Ended
                                     November 30         May 31    November 30         May 31    November 30         May 31
                                    ---------------------------   ---------------------------   ---------------------------
                                           1997           1997           1997           1997       1997              1997
                                        UNAUDITED                     UNAUDITED                 UNAUDITED

OPERATIONS AND DISTRIBUTIONS
   TO SHAREHOLDERS
Net Investment Income Earned
   and Distributed to
   Shareholders                   $   16,178,945 $   33,561,267   $    698,680   $  1,618,005   $  1,791,353   $  3,851,426
                                  =============================   ===========================   ===========================
FUND SHARE TRANSACTIONS
Proceeds from Sales
   of Shares                      $3,085,087,119 $5,620,288,150   $118,539,449   $209,826,221   $693,994,266 $1,073,544,769
Reinvestment of Distributions         14,546,262     25,866,718        643,905      1,489,166      1,472,324      3,296,282
                                  -----------------------------   ---------------------------   ---------------------------
                                   3,099,633,381  5,646,154,868    119,183,354    211,315,387    695,466,590  1,076,841,051
Amounts Paid for Repurchases
   of Shares                      (3,047,624,699)(5,571,784,092)  (117,671,249)  (215,386,841)  (689,077,525)(1,089,781,101)
                                  -----------------------------   ---------------------------   ---------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM FUND
   SHARE TRANSACTIONS                 52,008,682     74,370,776      1,512,105    (4,071,454)      6,389,065   (12,940,050)
NET ASSETS
Beginning of Period                  661,647,800    587,277,024     47,577,125     51,648,579     66,451,479     79,391,529
                                  -----------------------------   ---------------------------   ---------------------------
End of Period                     $  713,656,482 $  661,647,800   $ 49,089,230   $ 47,577,125   $ 72,840,544   $ 66,451,479
                                  =============================   ===========================   ===========================
FUND SHARE TRANSACTIONS
Shares Sold                        3,085,087,119  5,620,288,150    118,539,449    209,826,221    693,994,266  1,073,544,769
Shares Issued from Reinvestment
   of Distributions                   14,546,262     25,866,718        643,905      1,489,166      1,472,324      3,296,282
                                  -----------------------------   ---------------------------   ---------------------------
                                   3,099,633,381  5,646,154,868    119,183,354    211,315,387    695,466,590  1,076,841,051
Shares Repurchased               (3,047,624,699)(5,571,784,092)  (117,671,249)  (215,386,841)  (689,077,525)(1,089,781,101)
                                  -----------------------------   ---------------------------   ---------------------------
Net Increase (Decrease)
   in Fund Shares                     52,008,682     74,370,776      1,512,105    (4,071,454)      6,389,065   (12,940,050)
                                   ============================   ===========================   ===========================

See Notes to Financial Statements

INVESCO Money Market Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
UNAUDITED

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Money Market Funds, Inc. (the "Fund") is incorporated in Maryland and presently consists of three separate Funds: Cash Reserves Fund, Tax-Free Money Fund and U.S. Government Money Fund. The investment objectives are: to seek as high a level of current income for Cash Reserves Fund; to seek as high a level of current income exempt from federal income taxation for Tax-Free Money Fund; and to seek current income by investing only in debt obligations issued or guaranteed by the U.S. Government or its agencies for U.S. Government Money Fund. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION - Securities held by the Fund are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith by the Fund's board of directors.
B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
C. WHEN-ISSUED SECURITIES - When-issued securities held by the Fund are fully collateralized by other securities which are notated in the Statements of Investment Securities. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the when-issued securities.
D. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of securities to the earliest put or call date. Cost is determined on the specific identification basis.
E. FEDERAL AND STATE TAXES - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value.

G. EXPENSES - Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.
       Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.
NOTE 2 - INVESTMENT  ADVISORY AND OTHER  AGREEMENTS.  INVESCO  Funds Group,
Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for each Fund is based on the annual rate of 0.50% on the first $300 million of average net assets;
reduced to 0.40% on the next $200 million of average net assets; and 0.30% on average net assets in excess of $500 million.
    In accordance with a Sub-Advisory Agreement between IFG and INVESCO Trust Company ("ITC"), a wholly owned subsidiary of IFG, investment decisions of each Fund are made by ITC. Fees for such sub-advisory services are paid by IFG.
    In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
    IFG receives a transfer agent fee at an annual rate of $27.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
    IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Cash Reserves and U.S. Government Money Funds. IFG and ITC have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Tax-Free Money Fund.
NOTE 3 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG or ITC.
    The Fund has adopted an unfunded deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 40% of the retainer fee at the time of retirement.
    Pension expenses for the six months ended November 30, 1997, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                     Unfunded
                                    Pension           Accrued           Pension
Fund                               Expenses     Pension Costs         Liability
--------------------------------------------------------------------------------
Cash Reserves Fund                   $3,868           $29,095           $62,842
Tax-Free Money Fund                     315             2,909             6,122
U.S. Government Money Fund              505             3,001             6,733

INVESCO Money Market Funds, Inc.
FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)

                                         Six Months                                                      Period        Year
                                              Ended                                                       Ended       Ended
                                        November 30               Year Ended May 31                      May 31  January 31
                                      -------------   ----------------------------------------         --------  ----------
                                          1997        1997        1996        1995        1994           1993>        1993
                                       UNAUDITED

                                     Cash Reserves Fund
PER SHARE DATA
Net Asset Value -
   Beginning of Period                    $1.00       $1.00       $1.00       $1.00       $1.00          $1.00       $1.00
                                        -------       -----------------------------------------       --------    --------
INCOME AND DISTRIBUTIONS
   FROM INVESTMENT
   OPERATIONS
Net Investment Income
   Earned and Distributed
   to Shareholders                         0.02        0.05        0.05        0.05        0.03           0.01        0.03
                                        -------      ------------------------------------------      ---------    --------
Net Asset Value -
   End of Period                          $1.00       $1.00       $1.00       $1.00       $1.00          $1.00       $1.00
                                        =======      ==========================================      =========    ========

TOTAL RETURN                             2.38%*       4.69%       5.01%       4.76%       2.58%          0.75%*      3.00%

RATIOS
Net Assets - End of Period
   ($000 Omitted)                     $713,656     $661,648    $587,277    $644,341    $747,551       $490,932    $506,337
Ratio of Expenses to
   Average Net Assets#                   0.45%*@      0.86%@      0.87%@      0.75%       0.81%          0.98%~      0.80%
Ratio of Net Investment
   Income to Average
   Net Assets#                           2.36%*       4.62%       4.86%       4.65%       2.61%          2.26%~      2.98%







>    From February 1, 1993 to May 31, 1993.

* Based on operations for the period shown and, accordingly, are not representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended November 30, 1997, the years ended May 31, 1997, 1996 and
     1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.46% (not annualized), 0.92%, 0.92% and 0.85%, respectively, and ratio of net investment income to average net assets would have been 2.35% (not annualized), 4.56%, 4.81% and 4.55%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by the Investment Adviser, which is before any expense offset arrangements.

~    Annualized





INVESCO Money Market Funds, Inc.
FINANCIAL HIGHLIGHTS (Continued)
(For a Fund Share Outstanding Throughout Each Period)


                                         Six Months                                                      Period        Year
                                              Ended                                                       Ended       Ended
                                        November 30               Year Ended May 31                      May 31    April 30
                                      -------------   ---------------------------------------------   ---------  ----------
                                          1997        1997        1996        1995        1994           1993>        1993
UNAUDITED

                                     Tax-Free Money Fund

PER SHARE DATA
Net Asset Value -
   Beginning of Period                   $1.00        $1.00      $1.00       $1.00       $1.00           $1.00       $1.00
                                       -------        ---------------------------------------------    -------   ---------
INCOME AND DISTRIBUTIONS
   FROM INVESTMENT
   OPERATIONS
Net Investment Income Earned
   and Distributed to
   Shareholders                           0.01         0.03       0.03        0.03        0.02            0.00        0.02
                                       -------        ---------------------------------------------    -------    --------
Net Asset Value -
   End of Period                         $1.00        $1.00      $1.00       $1.00       $1.00           $1.00       $1.00
                                        =======       =============================================    =======    ========

TOTAL RETURN                             1.50%*       2.90%      3.08%       2.86%       1.84%           0.16%*      2.16%

RATIOS
Net Assets - End of Period
   ($000 Omitted)                     $ 49,089      $47,577    $51,649     $58,780     $84,521         $63,498     $65,167
Ratio of Expenses to Average
   Net Assets#                           0.38%*@      0.76%@     0.77%@      0.75%       0.75%           0.75%~      0.75%
Ratio of Net Investment
   Income to Average
   Net Assets#                           1.49%*       2.86%      3.03%       2.77%       1.83%           2.03%~      2.13%






>    From May 1, 1993 to May 31, 1993.

+ Net Investment Income Earned and Distributed to Shareholders for the period ending May 31, 1993 aggregated less than $0.01 on a per share basis.

* Based on operations for the period shown and, accordingly, are not representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG and ITC for the six months ended November 30, 1997, the years ended May 31, 1997, 1996, 1995 and 1994, the period ended May 31, 1993 and the year ended April 30, 1993. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.55% (not annualized), 1.01%, 1.05%, 1.00%, 1.00%, 1.19% and 1.02%, respectively, and ratio of net investment income to average net assets would have been 1.32% (not annualized), 2.61%, 2.75%, 2.52%, 1.58%, 1.59% and 1.86%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~    Annualized






INVESCO Money Market Funds, Inc.
FINANCIAL HIGHLIGHTS (Continued)
(For a Fund Share Outstanding Throughout Each Period)

                                                                                                                       Year
                                         Six Months                                                      Period       Ended
                                              Ended                                                       Ended    December
                                        November 30               Year Ended May 31                      May 31          31
                                      -------------   ----------------------------------------         --------- ----------
                                          1997        1997        1996        1995        1994           1993>        1992
                                       UNAUDITED

                                     U.S. Government Money Fund
PER SHARE DATA
Net Asset Value -
   Beginning of Period                   $1.00        $1.00       $1.00       $1.00       $1.00          $1.00       $1.00
                                      -------------   -----------------------------------------       ---------- ----------
INCOME AND DISTRIBUTIONS
   FROM INVESTMENT
   OPERATIONS
Net Investment Income
   Earned and Distributed
   to Shareholders                        0.02        0.04         0.05        0.05        0.03           0.01        0.03
                                      -------------  ------------------------------------------       ---------  ----------
Net Asset Value -
   End of Period                         $1.00       $1.00        $1.00       $1.00       $1.00          $1.00       $1.00
                                      ============= ===========================================       =========  ==========

TOTAL RETURN                             2.34%*      4.57%        4.90%       4.66%       2.56%          0.93%*      2.97%

RATIOS
Net Assets - End of Period
   ($000 Omitted)                     $ 72,841     $66,451      $79,392     $60,843     $73,912        $34,519     $30,282
Ratio of Expenses to
   Average Net Assets#                   0.43%*@     0.86%@       0.87%@      0.75%       0.75%          0.75%~      0.75%
Ratio of Net Investment
   Income to Average
   Net Assets#                           2.33%*      4.51%        4.78%       4.55%       2.60%          2.27%~      2.82%








>    From January 1, 1993 to May 31, 1993.

* Based on operations for the period shown and, accordingly, are not representative of a full year.

#    Various expenses of the Fund were  voluntarily  absorbed by IFG for the six months ended  November 30, 1997, the years ended May 31, 1997,  1996,  1995 and 1994,  the period  ended May 31, 1993 and the year ended  December  31,
     1992.  If such  expenses had not been  voluntarily  absorbed,  the ratio of expenses  to  average  net assets  would have been 0.55% (not  annualized),
     1.06%, 1.05%, 1.10%, 1.00%, 1.18% and 1.08%, respectively, and the ratio of net  investment  income to average  net  assets  would have been 2.21% (not annualized), 4.31%, 4.59%, 4.20%, 2.35%, 1.84% and 2.49%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by the Investment Adviser, which is before any expense offset arrangements.

~    Annualized


EasiVest makes it easy to pay yourself first.

   It seems that for most of us the hardest part of investing at regular intervals comes down to imply writing the check, finding the stamp, and putting it in the mail. But with INVESCO's EasiVest it's so easy that we'll do almost all the work for you.

   After you fill out the authorization and return it with a voided check, the exact dollar amount you specify will be electronically transferred from your bank account to your designated fund on the same day each month.

Using EasiVest is one of the few time when you'll find the easy way may also be on of the best.

   For years smart investors have used an investment strategy known as dollar-cost averaging. It only makes sense that when prices are high an investor will want to buy fewer shares, and when prices are low he will want to buy more. By investing a fixed amount at regular intervals with INVESCO's EasiVest, you can take advantage of these market fluctuations.

   Over a sufficient period of time, dollar-cost averaging may make the average price you pay per share less than the actual average price per share. So follow the lead of successful investors and take advantage of dollar-cost averaging with INVESCO's EasiVest.

   Like other investment systems, periodic investment plans to not insure a profit, nor do they protect against loss in a falling market. Since these plans involve continuous investment in securities regardless of fluctuating price levels in the market, you should consider your financial ability to continue purchases through low price levels. Finally, be aware that you will incur a loss under the plan if you decide to liquidate your account when the market value of accumulated shares is less than their cost.

   Just follow these simple authorization instructions and let INVESCO's EasiVest help you build for your future.

   1. Call your bank for their ABA and account numbers. Then complete the EasiVest authorization and sign it the same way you would your personal checks.

   2. Enclose an unsigned, personal check or savings deposit slip marked "Void."

   3. Place a voided check or savings deposit slip and signed authorization form in an envelope; then mail it to us.

   It's that easy to start building your mutual fund portfolio. And you can take advantage of INVESCO's EasiVest with as little as $50 a month.

Questions?  Call us at 1-800-525-8085.
Start building for your future today.

EASIVEST AUTHORIZATION FOR AUTOMATIC INVESTMENTS

   Before returning this Authorization, please be sure to contact your bank for the correct ABA number and account number.

I authorize INVESCO Funds Group to transfer money from my checking or savings account on or about the 7th or 21st (check one) day of each month for the amounts and funds indicated below:

Fund-------------------------------------- Acct.#-------------------------------

$------------------------ ($50 minimum)               --- 7th     ---21st

--------------------------------------------------------------------------------
Bank Name

--------------------------------------------------------------------------------
Bank Street Address

--------------------------------------------------------------------------------
City, State, Zip
                                         (        )
-------------------------------------    ---------------------------------------
ABA Number (available from your bank)    Bank Phone Number

----------------------------------       This is a ---Checking Account
Bank Account Number                                --- Savings Account

--------------------------------------------------------------------------------
Owner's Name (First, Middle Initial, Last)

--------------------------------------------------------------------------------
Joint Owner's Name (First, Middle Initial, Last)

--------------------------------------------------------------------------------
Owner Street Address

--------------------------------------------------------------------------------
City, State, Zip

--------------------------------------------------------------------------------
Signature                                                       Date

--------------------------------------------------------------------------------
Signature                                                       Date

(     )                                             (     )
--------------------------------------------------------------------------------
Daytime Telephone Number                            Evening Telephone Number

Don't forget to attach a voided check or deposit slip.

This authority is to remain in effect until I revoke it in writing and, until INVESCO receives such notification, I agree INVESCO will be fully protected in honoring any such electronic debit. I further agree that if any such electronic debit is not honored, whether with cause or without cause and whether intentionally or unintentionally, INVESCO will not be liable whatsoever. This authorization will become a part of the fund application subject to the terms, representations and conditions thereof.

Like other investment systems, period investment plans do not insure a profit, nor do they protect against loss in a falling market. Since these plans involve continuous investment in securities regardless of fluctuating price levels in the market, you should consider your financial ability to continue purchases through low price levels. Finally, be aware that you will incur a loss under the plan if you decide to liquidate your account when the market value of accumulated shares is less than their cost.

INVESCO FUNDS

INVESCO Distributors, Inc.
Distributor
Post Office Box 173706
Denver, Colorado  80217-3706

1-800-525-8085
PAL: 1-800-424-8085
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:
Cherry Creek
155-B Fillmore Street
Denver Tech Center
7800 East Union Avenue
Lobby Level

This information must be
preceded or accompanied
by a current prospectus.

SMM 12/97                    9809